CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued DSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Foreign exchange loss	$ (5,171)	$ (7,226)
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	373	186
Change in accrued liability	869	176
Foreign exchange loss	(8)	11
Outstanding, end of year	$ 1,234	$ 373